Share capital - Disclosure of objectives, policies and processes for managing capital (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Long-term debt	$ 93,900	$ 145,080	$ 109,231
Total equity	1,188,953	1,247,931	$ 1,282,601
Undrawn revolving credit facility	288,336	270,775
Total capital	$ 1,571,189	$ 1,663,786